Note 13 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]

Note 13. Property and Equipment, Net

		Other	Leasehold
	Property	Equipment	Improvements	Total
	(USD in thousands)
Cost at December 31, 2023	$2,681	$1,438	$1,754	$5,873
Exchange rate adjustments	(150)	(81)	(98)	(329)
Cost at December 31, 2024	2,531	1,357	1,656	5,544
Depreciation at December 31, 2023	$(585)	$(581)	$(364)	$(1,530)
Depreciation for the year	(244)	(206)	(158)	(608)
Exchange rate adjustments	41	41	26	108
Depreciation at December 31, 2024	(788)	(746)	(496)	(2,030)
Carrying amount at December 31, 2024	$1,743	$611	$1,160	$3,514
Carrying amount of right-of-use assets at December 31, 2024	$1,743	$—	$—	$1,743

		Other	Leasehold
	Property	Equipment	Improvements	Total
	(USD in thousands)
Cost at December 31, 2022	$2,593	$1,368	$1,632	$5,593
Additions during the year	—	23	65	88
Exchange rate adjustments	88	47	57	192
Cost at December 31, 2023	2,681	1,438	1,754	5,873
Depreciation at December 31, 2022	$(369)	$(352)	$(197)	$(918)
Depreciation for the year	(245)	(212)	(158)	(615)
Depreciation revaluation during the year	45	—	—	45
Exchange rate adjustments	(16)	(17)	(9)	(42)
Depreciation at December 31, 2023	(585)	(581)	(364)	(1,530)
Carrying amount at December 31, 2023	$2,096	$857	$1,390	$4,343
Carrying amount of right-of-use assets at December 31, 2023	$2,096	$—	$—	$2,096

Depreciation included in the consolidated statement of comprehensive loss:

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Research and development expenses	$305	$340	$446
General and administrative expenses	303	275	125
Total depreciation included in the consolidated statement of comprehensive loss	608	615	571
Total accumulated depreciation of right-of-use assets at December 31,	$788	$585	$369